Other current financial receivables	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Other current financial receivables

17. Other current financial receivables

Other current financial receivables are analysed as follows:

Other current financial receivables	31/12/25	31/12/24
Short-term borrowings	4,121	1,348
Total	4,121	1,348

During 2025, the Brazilian subsidiary made short-term financial investments amounting to 2,930 (18,857 Brazilian reais), through the purchase of government securities yielding approximately an interest of 1.0% per month.

In 2024, the Board of Directors of a subsidiary, in light of its liquidity position, approved the granting of a renewable annual loan to the minority shareholder, Truong Thanh Furniture Corporation (“TTF”), upon request. The loan carries an interest rate of LIBOR USD 1M - 0.25%, aligned with the yield of the Time Deposit in which the same subsidiary invested its excess liquidity. This loan, amounting to 1,191 ($1,400), has been renewed for a further 12 months. See Note 45.